Acquisitions - Summary of Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified										12 Months Ended					12 Months Ended					9 Months Ended					9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 RetailMeNot.com [Member]	Dec. 31, 2010 RetailMeNot.com [Member] Customer relationships [Member]	Dec. 31, 2010 RetailMeNot.com [Member] Marketing-related [Member]	Dec. 31, 2010 RetailMeNot.com [Member] Contract-based [Member]	Dec. 31, 2010 RetailMeNot.com [Member] Technology-based [Member]	Dec. 31, 2011 VoucherCodes.co.uk [Member]	Dec. 31, 2011 VoucherCodes.co.uk [Member] Customer relationships [Member]	Dec. 31, 2011 VoucherCodes.co.uk [Member] Marketing-related [Member]	Dec. 31, 2011 VoucherCodes.co.uk [Member] Contract-based [Member]	Dec. 31, 2011 VoucherCodes.co.uk [Member] Technology-based [Member]	Dec. 31, 2012 Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member]	Dec. 31, 2012 Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member] Customer relationships [Member]	Dec. 31, 2012 Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member] Marketing-related [Member]	Dec. 31, 2012 Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member] Contract-based [Member]	Dec. 31, 2012 Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member] Technology-based [Member]	Sep. 30, 2013 Actiepagina.nl [Member]	Sep. 30, 2013 Actiepagina.nl [Member] Customer relationships [Member]	Sep. 30, 2013 Actiepagina.nl [Member] Marketing-related [Member]	Sep. 30, 2013 Actiepagina.nl [Member] Contract-based [Member]	Sep. 30, 2013 Actiepagina.nl [Member] Technology-based [Member]	Sep. 30, 2013 Ma-Reduc.com [Member]	Sep. 30, 2013 Ma-Reduc.com [Member] Customer relationships [Member]	Sep. 30, 2013 Ma-Reduc.com [Member] Marketing-related [Member]	Sep. 30, 2013 Ma-Reduc.com [Member] Contract-based [Member]	Sep. 30, 2013 Ma-Reduc.com [Member] Technology-based [Member]
Business Acquisition [Line Items]
Cash acquired										$ 1,266					$ 558					$ 64					$ 530
Other tangible assets acquired										3,523					1,697					2					1,337
Identifiable intangible assets						5,118	41,509	16,041	385		4,451	10,756	697	3,622		475	4,035	142	811		192	896	187	207		296	6,231	263	564
Goodwill	168,626	152,755	142,917	113,826	95,763					30,327					8,727					1,597					13,745
Total assets acquired					158,816					54,642					16,445					3,145					22,966
Total liabilities assumed										(7,773)					(3,197)										(3,033)
Total					$ 158,816					$ 46,869					$ 13,248					$ 3,145					$ 19,933